Schedule of InvestmentsPictet AI & Automation ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Computers - 9.0%
Crowdstrike Holdings, Inc. - Class A (a)	871	$664,695
Fortinet, Inc. (a)	2,238	343,802
Zscaler, Inc. (a)	2,073	292,604
		1,301,101

Healthcare - Products - 1.4%
Intuitive Surgical, Inc. (a)	508	202,021

Internet - 16.0%
Alphabet, Inc. - Class A	2,749	982,410
Booking Holdings, Inc.	407	72,544
F5, Inc. (a)	386	160,561
Meta Platforms, Inc. - Class A	249	140,259
Netflix, Inc. (a)	2,054	146,656
Palo Alto Networks, Inc. (a)	1,917	653,735
Spotify Technology S.A. (a)	304	139,575
		2,295,740

REITs - 0.6%
Iron Mountain, Inc.	638	80,586

Semiconductors - 51.9%
Advanced Micro Devices, Inc. (a)	355	206,223
ASM International NV	168	192,170
ASML Holding NV	420	826,592
BE Semiconductor Industries NV	385	126,373
Broadcom, Inc.	2,400	906,600
FormFactor, Inc. (a)	672	107,473
Infineon Technologies AG	5,997	559,960
KLA Corp.	3,016	909,957
Kokusai Electric Corp.	2,164	144,533
Lam Research Corp.	730	316,331
Microchip Technology, Inc.	2,025	184,680
Micron Technology, Inc.	263	303,578
NVIDIA Corp.	2,251	450,403
NXP Semiconductors NV	1,124	315,878
ON Semiconductor Corp. (a)	950	89,813
Samsung Electronics Co. Ltd.	1,147	247,272
SK hynix, Inc.	72	123,152
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,900	907,383
Teradyne, Inc.	534	258,371
Tokyo Electron Ltd.	594	281,969
		7,458,711

Software - 20.7%
Akamai Technologies, Inc. (a)	1,719	203,203
Cloudflare, Inc. - Class A (a)	1,709	419,184
Datadog, Inc. - Class A (a)	869	226,253
Dynatrace, Inc. (a)	2,723	119,567
Elastic NV (a)	1,359	77,490
HubSpot, Inc. (a)	713	130,130

Schedule of InvestmentsPictet AI & Automation ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6% (continued)	Shares	Value
Software - 20.7% (continued)
Salesforce, Inc.	1,940	$ 303,920
SAP SE	1,429	218,926
ServiceNow, Inc. (a)	3,005	298,336
Snowflake, Inc. - Class A (a)	2,660	676,970
Veeva Systems, Inc. - Class A (a)	828	146,945
Workday, Inc. - Class A (a)	1,311	160,493
		2,981,417

TOTAL COMMON STOCKS (Cost $10,678,718)		14,319,576

SHORT-TERM INVESTMENTS - 0.4%	Principal
Time Deposits - 0.4%
ANZ, Hong Kong, 1.76%, 07/02/2026	HKD72	9
Brown Brothers Harriman & Co., New York, 0.24%, 07/01/2026	JPY138	1
Citibank, London, 1.13%, 07/01/2026	EUR1,638	1,873
JPMorgan Chase, New York, 2.97%, 07/01/2026	USD53,611	53,611
TOTAL SHORT-TERM INVESTMENTS (Cost $55,494)		55,494

TOTAL INVESTMENTS - 100.0% (Cost $10,734,212)		14,375,070
Liabilities in Excess of Other Assets - (0.0)% (b)		(2,527)
TOTAL NET ASSETS - 100.0%		$14,372,543

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

EUR - Euro

HKD - Hong Kong Dollar

JPY - Japanese Yen

REIT - Real Estate Investment Trust

USD - United States Dollar

(a)Non-income producing security.

(b)Less than 0.05%.

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.4%
Airbus SE	63	$14,012
Elbit Systems Ltd.	14	10,620
IHI Corp.	1,061	17,701
Kongsberg Gruppen ASA	332	10,008
Leonardo SpA	921	49,411
Rheinmetall AG	20	22,649
Rolls-Royce Holdings PLC	4,002	76,732
Saab AB - Class B	447	23,223
Safran S.A.	39	15,383
Singapore Technologies Engineering Ltd.	4,093	32,878
		272,617

Agriculture - 2.1%
British American Tobacco PLC	2,244	139,297
Imperial Brands PLC	288	10,661
Japan Tobacco, Inc.	2,403	88,890
		238,848

Apparel - 1.5%
Hermes International SCA	34	62,118
Kering S.A.	11	3,110
LVMH Moet Hennessy Louis Vuitton SE	189	104,606
		169,834

Auto Manufacturers - 1.8%
Bayerische Motoren Werke AG	103	6,743
Ferrari NV	35	12,979
Mercedes-Benz Group AG	172	8,637
Porsche Automobil Holding SE - Class Preference	358	11,035
Suzuki Motor Corp.	3,518	42,328
Toyota Motor Corp.	6,154	103,182
Volvo AB - Class B	559	19,032
		203,936

Auto Parts & Equipment - 0.6%
Aisin Corp.	812	10,924
Continental AG	121	9,982
Denso Corp.	202	2,332
Sumitomo Electric Industries Ltd.	2,488	44,808
		68,046

Banks - 17.3%
ABN AMRO Bank NV - GDR	3,014	128,119
ANZ Group Holdings Ltd.	2,204	53,977
Banco Bilbao Vizcaya Argentaria S.A.	5,520	138,022
Banco Santander S.A.	2,996	41,392
Bank Hapoalim BM	1,246	28,684
Bank Leumi Le-Israel BM	3,260	72,795
Bank of Ireland Group PLC	1,210	24,106
Bankinter S.A.	498	8,335
Barclays PLC	2,279	15,324

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Banks - 17.3% (continued)
BNP Paribas S.A.	434	$ 50,681
BOC Hong Kong Holdings Ltd.	7,111	38,429
CaixaBank S.A.	1,777	25,162
Commerzbank AG	119	5,065
Commonwealth Bank of Australia	734	83,712
Credit Agricole S.A.	1,965	39,529
Danske Bank	334	17,890
DBS Group Holdings Ltd.	1,392	70,383
Deutsche Bank AG	1,827	61,881
DNB Bank ASA	885	26,356
Erste Group Bank AG	146	19,547
HSBC Holdings PLC	4,707	89,387
ING Groep NV	3,904	123,503
Intesa Sanpaolo SpA	16,840	115,326
Israel Discount Bank Ltd. - Class A	1,066	10,555
KBC Group NV	670	91,385
Lloyds Banking Group PLC	35,446	52,268
Macquarie Group Ltd.	281	48,726
Mitsubishi UFJ Financial Group, Inc.	3,177	62,690
Mizrahi Tefahot Bank Ltd.	305	20,166
National Australia Bank Ltd.	712	18,675
NatWest Group PLC	4,216	37,323
Nordea Bank Abp	5,240	99,449
Standard Chartered PLC	536	14,520
Sumitomo Mitsui Financial Group, Inc.	502	19,601
UBS Group AG	2,082	103,397
UniCredit SpA	637	56,995
United Overseas Bank Ltd.	101	3,105
Westpac Banking Corp.	1,757	42,859
		1,959,319

Beverages - 0.4%
Anheuser-Busch InBev S.A./NV	560	46,520

Building Materials - 0.2%
Geberit AG	5	3,346
Holcim AG (a)	81	7,318
Mitsubishi Electric Corp.	104	3,760
Nibe Industrier AB - Class B	1,401	5,214
		19,638

Chemicals - 1.0%
Air Liquide S.A.	286	56,660
BASF SE	335	17,917
Nitto Denko Corp.	1,944	37,917
Yara International ASA	135	5,940
		118,434

Commercial Services - 1.2%
Adyen NV - 144A(a)	6	5,628
Brambles Ltd.	495	6,680

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Commercial Services - 1.2% (continued)
Experian PLC	1,043	$35,203
Recruit Holdings Co. Ltd.	796	55,491
RELX PLC	508	15,953
Wolters Kluwer NV	328	21,165
		140,120

Computers - 1.3%
Capgemini SE	216	21,722
Check Point Software Technologies Ltd. (a)	113	14,851
Fujitsu Ltd.	2,558	51,105
Logitech International S.A.	181	16,995
NEC Corp.	1,350	32,603
Obic Co. Ltd.	301	7,080
		144,356

Cosmetics & Personal Care - 1.8%
Haleon PLC	5,701	26,309
L’Oreal S.A.	198	86,848
Shiseido Co. Ltd.	804	12,951
Unilever PLC	1,333	80,102
		206,210

Distribution & Wholesale - 2.2%
AddTech AB - Class B	183	6,455
ITOCHU Corp.	7,228	82,453
Marubeni Corp.	1,849	53,357
Mitsui & Co. Ltd.	3,579	99,030
Sumitomo Corp.	796	7,587
Toyota Tsusho Corp.	100	3,678
		252,560

Diversified Financial Services - 2.0%
Daiwa Securities Group, Inc.	5,885	57,773
Deutsche Boerse AG	37	10,102
Euronext NV - 144A	50	8,003
Julius Baer Group Ltd.	134	11,595
London Stock Exchange Group PLC	478	51,782
Mitsubishi HC Capital, Inc.	4,766	38,533
Nomura Holdings, Inc.	3,405	29,614
ORIX Corp.	209	7,907
SBI Holdings, Inc.	835	13,558
Schroders PLC	365	2,846
		231,713

Electric - 4.6%
Chubu Electric Power Co., Inc.	1,303	24,533
EDP Renewables S.A.	443	7,177
EDP S.A.	10,450	54,731
Enel SpA	7,402	85,084
Engie S.A.	1,671	52,709
Fortum OYJ	607	14,081

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Electric - 4.6% (continued)
Iberdrola S.A.	3,714	$92,737
National Grid PLC	5,777	95,691
RWE AG	544	35,215
SSE PLC	847	27,385
Terna - Rete Elettrica Nazionale	2,523	29,538
		518,881

Electrical Components & Equipment - 2.8%
ABB Ltd.	1,114	120,950
Fujikura Ltd.	640	24,564
Furukawa Electric Co. Ltd.	990	28,812
Legrand S.A.	216	36,475
Prysmian SpA	212	35,400
Schneider Electric SE	208	67,870
		314,071

Electronics - 1.8%
Assa Abloy AB - Class B	1,833	64,849
Hoya Corp.	606	96,758
Ibiden Co. Ltd.	96	14,067
Murata Manufacturing Co. Ltd.	98	6,871
TDK Corp.	800	17,573
		200,118

Energy - Alternate Sources - 0.2%
Vestas Wind Systems	922	26,033

Engineering & Construction - 1.8%
ACS Actividades de Construccion y Servicios S.A.	298	43,848
Ferrovial NV	88	6,035
HOCHTIEF AG	7	4,057
Kajima Corp.	2,420	87,434
Keppel Ltd.	3,855	32,606
Obayashi Corp.	499	10,000
Shimizu Corp.	320	5,020
Taisei Corp.	196	17,185
		206,185

Entertainment - 0.1%
Aristocrat Leisure Ltd.	352	14,942

Food - 2.8%
Aeon Co. Ltd.	9,190	75,827
Ajinomoto Co., Inc.	623	22,513
Carrefour S.A.	1,841	34,203
J Sainsbury PLC	2,339	9,928
Kerry Group PLC - Class A	103	9,462
Nestle S.A.	626	64,474
Seven & i Holdings Co. Ltd.	968	11,656
Tesco PLC	10,717	65,246
WH Group Ltd. - 144A	19,614	20,735
		314,044

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Hand & Machine Tools - 1.0%
Fuji Electric Co. Ltd.	313	$ 26,028
NIDEC Corp.	919	14,956
Schindler Holding AG	184	58,623
Schindler Holding AG - Participation Certificates	21	6,977
Techtronic Industries Co. Ltd.	494	8,157
		114,741

Healthcare - Products - 1.2%
EssilorLuxottica S.A.	513	96,217
Fisher & Paykel Healthcare Corp. Ltd.	816	18,108
Lifco AB - Class B	518	16,988
		131,313

Healthcare - Services - 0.2%
Fresenius SE & Co. KGaA	118	5,392
Lonza Group AG	31	20,976
		26,368

Home Builders - 0.4%
Daiwa House Industry Co. Ltd.	1,111	30,194
Sekisui House Ltd.	484	10,072
		40,266

Home Furnishings - 1.1%
Sony Group Corp.	6,061	122,320

Household Products & Wares - 0.5%
Henkel AG & Co. KGaA - Class Preference	89	7,483
Reckitt Benckiser Group PLC	738	48,104
		55,587

Insurance - 5.6%
AIA Group Ltd.	8,353	76,105
Allianz SE	131	62,020
AXA S.A.	1,525	76,454
Daiichi Life Group, Inc.	6,540	71,567
Gjensidige Forsikring ASA	301	8,146
Japan Post Holdings Co. Ltd.	788	10,516
Medibank Pvt Ltd.	3,199	11,015
MS&AD Insurance Group Holdings, Inc.	103	2,687
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	157	87,685
NN Group NV	150	13,147
QBE Insurance Group Ltd.	462	8,062
Standard Life PLC	2,246	24,832
T&D Holdings, Inc.	199	5,886
Tokio Marine Holdings, Inc.	1,261	55,879
Zurich Insurance Group AG	156	115,765
		629,766

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Internet - 1.1%
Prosus NV (a)	2,422	$ 105,197
Scout24 SE - 144A	35	2,895
Spotify Technology S.A. (a)	43	19,743
		127,835

Investment Companies - 0.3%
EXOR NV	167	12,792
Industrivarden AB - Class C	80	4,398
Investment AB Latour - Class B	387	7,698
Investor AB - Class B	334	13,892
		38,780

Iron & Steel - 0.7%
ArcelorMittal S.A.	239	14,400
Fortescue Ltd.	4,506	59,782
		74,182

Lodging - 0.3%
InterContinental Hotels Group PLC	226	38,928

Machinery - Construction & Mining - 2.5%
Epiroc AB - Class B	192	4,460
Hitachi Ltd.	2,116	58,211
Mitsubishi Heavy Industries Ltd.	3,082	69,519
Sandvik AB	282	11,652
Siemens Energy AG	712	134,966
		278,808

Machinery - Diversified - 1.0%
Atlas Copco AB - Class A	1,504	30,482
Atlas Copco AB - Class B	778	13,803
GEA Group AG	211	14,486
Hexagon AB - Class B	1,651	13,668
Kone OYJ - Class B	492	27,990
Kubota Corp.	199	3,288
Wartsila OYJ Abp	323	12,327
		116,044

Metal Fabricate & Hardware - 0.5%
SKF AB - Class B	135	3,471
Tenaris S.A.	749	20,732
VAT Group AG - 144A	37	32,392
		56,595

Mining - 3.0%
Anglo American PLC	1,800	88,323
Antofagasta PLC	273	13,841
Boliden AB	109	6,158
Evolution Mining Ltd.	1,616	13,155
Fresnillo PLC	388	14,116
JX Advanced Metals Corp.	514	13,909

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Mining - 3.0% (continued)
Lynas Rare Earths Ltd. (a)	498	$ 6,231
Norsk Hydro ASA	897	8,140
Northern Star Resources Ltd.	228	2,993
PLS Group Ltd. (a)	7,442	25,882
Rio Tinto Ltd.	432	51,631
Rio Tinto PLC	621	58,701
South32 Ltd.	3,751	10,135
Sumitomo Metal Mining Co. Ltd.	522	23,989
		337,204

Miscellaneous Manufacturer - 1.1%
Indutrade AB	1,059	21,928
Siemens AG	274	88,075
Trelleborg AB - Class B	419	17,473
		127,476

Pharmaceuticals - 9.0%
AstraZeneca PLC	1,228	229,811
Bayer AG	1,111	61,491
Chugai Pharmaceutical Co. Ltd.	1,492	69,163
Galderma Group AG (a)	525	119,689
GSK PLC	1,988	52,270
Novartis AG	986	154,724
Novo Nordisk - Class B	659	31,710
Otsuka Holdings Co. Ltd.	100	6,648
Roche Holding AG	373	153,889
Roche Holding AG - Bearer Shares	17	7,149
Sandoz Group AG	91	8,249
Sanofi S.A.	742	63,692
Teva Pharmaceutical Industries Ltd. - ADR (a)	963	32,626
UCB S.A.	93	27,858
		1,018,969

Private Equity - 0.2%
3i Group PLC	633	20,886

Real Estate - 1.5%
CK Asset Holdings Ltd.	1,000	5,634
Henderson Land Development Co. Ltd.	3,000	9,487
Mitsubishi Estate Co. Ltd.	602	15,353
Mitsui Fudosan Co. Ltd.	6,363	58,687
REA Group Ltd.	72	6,943
Sino Land Co. Ltd.	2,000	2,622
Sumitomo Realty & Development Co. Ltd.	2,132	49,074
Sun Hung Kai Properties Ltd.	502	7,189
Swire Pacific Ltd. - Class A	997	10,387
Wharf Real Estate Investment Co. Ltd.	3,884	10,589
		175,965

REITs - 0.6%
CapitaLand Integrated Commercial Trust	9,179	16,818
Klepierre S.A.	186	7,779

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
REITs - 0.6% (continued)
Link REIT	889	$ 4,138
Stockland	12,627	35,692
		64,427

Retail - 2.9%
Cie Financiere Richemont S.A. - Class A	253	58,510
CK Hutchison Holdings Ltd.	11,922	100,718
Fast Retailing Co. Ltd.	100	50,952
Industria de Diseno Textil S.A.	235	14,809
Kingfisher PLC	2,225	8,363
Next PLC	315	60,810
Pan Pacific International Holdings Corp.	796	4,031
Wesfarmers Ltd.	460	28,810
		327,003

Semiconductors - 9.1%
Advantest Corp.	511	101,681
ASM International NV	64	73,208
ASML Holding NV	236	464,466
BE Semiconductor Industries NV	116	38,076
Disco Corp.	105	52,498
Infineon Technologies AG	655	61,160
Kioxia Holdings Corp. (a)	200	110,358
Renesas Electronics Corp.	710	21,000
STMicroelectronics NV	137	10,101
Tokyo Electron Ltd.	210	99,686
		1,032,234

Shipbuilding - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	3,803	10,055

Software - 1.5%
CyberArk Software Ltd. (a)	24	1,080
Dassault Systemes SE	189	3,850
Nemetschek SE	178	10,806
Nexon Co. Ltd.	2,288	30,204
Sage Group PLC (The)	1,315	14,242
SAP SE	756	115,821
		176,003

Telecommunications - 2.7%
Deutsche Telekom AG	1,535	41,856
Koninklijke KPN NV	2,221	10,959
Nokia OYJ	3,520	46,502
Orange S.A.	624	11,775
SoftBank Corp.	22,505	28,816
SoftBank Group Corp.	794	29,132
Tele2 AB - Class B	631	10,996
Telecom Italia SpA/Milano (a)	1,028	9,353
Telefonica S.A.	7,328	29,457
Telenor ASA	675	9,673

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Telecommunications - 2.7% (continued)
Telia Co. AB	3,711	$ 18,102
Telstra Group Ltd.	9,023	31,756
Vodafone Group PLC	25,135	33,227
		311,604
Toys, Games & Hobbies - 1.1%
Bandai Namco Holdings, Inc.	997	23,213
Nintendo Co. Ltd.	2,024	84,870
Sanrio Co. Ltd.	2,228	15,080
		123,163

Transportation - 0.6%
AP Moller - Maersk - Class A	2	4,619
AP Moller - Maersk - Class B	6	14,261
Deutsche Post AG	68	4,128
DSV	30	7,108
Getlink SE	215	4,572
Kuehne + Nagel International AG	16	3,887
Poste Italiane SpA	535	17,506
SITC International Holdings Co. Ltd.	4,109	16,442
		72,523

TOTAL COMMON STOCKS (Cost $10,757,171)		11,315,470

RIGHTS - 0.0% (b)
Engineering & Construction - 0.0% (b)
ACS Actividades de Construccion y Servicios S.A. (a)	298	626
TOTAL RIGHTS (Cost $647)		626

SHORT-TERM INVESTMENTS - 0.2%	Principal
Time Deposits - 0.2%
ANZ, Hong Kong, 2.94%, 07/01/2026	AUD6,684	4,631
Citibank, London, 1.13%, 07/01/2026	EUR492	562
Citibank, London, 2.67%, 07/01/2026	GBP3,041	4,036
HSBC, Hong Kong, 1.76%, 07/02/2026	HKD4,955	632
HSBC, Singapore, 0.33%, 07/01/2026	SGD686	530
Nordea Bank Abp, Oslo, 2.96%, 07/01/2026	NOK28	3
Skandinaviska Enskilda Banken AB, Stockholm, (1.14)%, 07/01/2026	CHF1,531	1,898
Skandinaviska Enskilda Banken AB, Stockholm, 0.58%, 07/01/2026	SEK34	4
Skandinaviska Enskilda Banken AB, Stockholm, 0.70%, 07/01/2026	DKK455	70
Sumitomo Mitsui Banking Corp., Tokyo, 0.24%, 07/01/2026	JPY883,363	5,435
TOTAL SHORT-TERM INVESTMENTS (Cost $17,801)		17,801

TOTAL INVESTMENTS - 99.9% (Cost $10,775,619)		11,333,897
Other Assets in Excess of Liabilities - 0.1%		8,299
TOTAL NET ASSETS - 100.0%		$11,342,196

Percentages are stated as a percent of net assets.

144A - Securities exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR - American Depositary Receipt

Schedule of InvestmentsPictet AI Enhanced International Equity ETF

June 30, 2026 (Unaudited)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

GDR - Global Depositary Receipt

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SGD - Singapore Dollar

(a)Non-income producing security.

(b)Less than 0.05%.

Schedule of InvestmentsPictet AI Enhanced US Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace & Defense - 2.2%
General Electric Co.	932	$348,316
Howmet Aerospace, Inc.	1,014	272,624
Northrop Grumman Corp.	440	224,096
RTX Corp.	3,472	658,743
TransDigm Group, Inc.	73	97,239
		1,601,018

Agriculture - 1.4%
Altria Group, Inc.	11,590	833,901
Philip Morris International, Inc.	1,077	194,840
		1,028,741

Apparel - 0.4%
Nike, Inc. - Class B	2,245	92,157
Tapestry, Inc.	1,214	177,706
		269,863

Auto Manufacturers - 2.2%
Ford Motor Co.	21,863	303,896
Tesla, Inc. (a)	3,084	1,297,130
		1,601,026

Banks - 5.2%
Bank of America Corp.	16,970	966,950
Citigroup, Inc.	122	17,075
Goldman Sachs Group, Inc. (The)	529	535,015
Huntington Bancshares, Inc./OH	3,660	64,892
JPMorgan Chase & Co.	2,074	678,882
Morgan Stanley	1,347	281,577
Truist Financial Corp.	4,495	223,941
US Bancorp	2,462	148,705
Wells Fargo & Co.	10,687	883,174
		3,800,211

Beverages - 1.6%
Coca-Cola Co.	5,477	445,116
Monster Beverage Corp. (a)	6,708	644,773
PepsiCo, Inc.	702	95,051
		1,184,940

Biotechnology - 0.6%
Amgen, Inc.	590	213,651
Corteva, Inc.	218	18,463
Vertex Pharmaceuticals, Inc. (a)	343	170,378
		402,492

Building Materials - 0.3%
Johnson Controls International PLC	1,250	182,637

Schedule of InvestmentsPictet AI Enhanced US Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6% (continued)	Shares	Value
Chemicals - 0.9%
Albemarle Corp.	528	$ 71,296
Dow, Inc.	11,888	325,255
Ecolab, Inc.	305	84,976
Qnity Electronics, Inc.	1,012	165,270
		646,797

Commercial Services - 1.7%
Automatic Data Processing, Inc.	1,320	295,614
Cintas Corp.	2,554	434,384
Moody’s Corp.	630	285,340
Quanta Services, Inc.	61	43,923
S&P Global, Inc.	266	108,331
United Rentals, Inc.	63	71,372
		1,238,964

Computers - 11.4%
Accenture PLC - Class A	6,155	765,928
Apple, Inc.	16,582	4,798,168
Cognizant Technology Solutions Corp. - Class A	5,820	225,409
Crowdstrike Holdings, Inc. - Class A (a)	401	306,019
Dell Technologies, Inc. - Class C	855	368,898
Fortinet, Inc. (a)	122	18,742
Leidos Holdings, Inc.	4,224	434,945
Lumentum Holdings, Inc. (a)	41	35,180
Sandisk Corp. (a)	268	609,360
Seagate Technology Holdings PLC	419	404,335
Western Digital Corp.	503	321,276
		8,288,260

Cosmetics & Personal Care - 0.1%
Kenvue, Inc.	2,361	45,119

Distribution & Wholesale - 0.3%
WW Grainger, Inc.	157	213,583

Diversified Financial Services - 3.8%
American Express Co.	1,154	390,341
Capital One Financial Corp.	2,898	581,397
CME Group, Inc. - Class A	1,295	285,975
Intercontinental Exchange, Inc.	5,974	735,459
Synchrony Financial	229	17,415
Visa, Inc. - Class A	2,268	778,128
		2,788,715

Electric - 0.7%
Constellation Energy Corp.	106	26,327
NextEra Energy, Inc.	607	53,277
NRG Energy, Inc.	383	55,941
Public Service Enterprise Group, Inc.	2,082	168,975
Sempra	2,369	219,630
		524,150

Schedule of InvestmentsPictet AI Enhanced US Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6% (continued)	Shares	Value
Electrical Components & Equipment - 0.1%
AMETEK, Inc.	328	$ 79,356

Electronics - 0.6%
Emerson Electric Co.	441	63,129
Flex Ltd. (a)	232	37,600
Keysight Technologies, Inc. (a)	534	186,938
Trimble, Inc. (a)	2,946	150,776
		438,443

Engineering & Construction - 0.2%
Comfort Systems USA, Inc.	73	144,682

Environmental Control - 0.1%
Pentair PLC	1,088	83,406

Hand & Machine Tools - 0.2%
Snap-on, Inc.	450	181,080

Healthcare - Products - 2.4%
Boston Scientific Corp. (a)	14,882	635,164
Danaher Corp.	2,291	436,390
Intuitive Surgical, Inc. (a)	1,368	544,026
Stryker Corp.	265	83,433
Thermo Fisher Scientific, Inc.	109	54,648
		1,753,661

Healthcare - Services - 1.4%
Centene Corp. (a)	5,550	356,254
Cigna Group (The)	785	216,409
HCA Healthcare, Inc.	67	26,123
UnitedHealth Group, Inc.	1,077	447,633
		1,046,419

Home Builders - 0.1%
D.R. Horton, Inc.	173	28,178
PulteGroup, Inc.	293	40,203
		68,381

Insurance - 3.4%
Allstate Corp. (The)	225	53,536
Berkshire Hathaway, Inc. - Class B (a)	3,134	1,568,222
Chubb Ltd.	527	179,570
Hartford Insurance Group, Inc. (The)	1,767	234,163
Marsh & McLennan Cos., Inc.	1,816	302,673
MetLife, Inc.	1,675	141,722
		2,479,886

Internet - 10.8%
Alphabet, Inc. - Class A	5,337	1,907,284
Alphabet, Inc. - Class C	5,226	1,846,503
Amazon.com, Inc. (a)	10,035	2,391,742

Schedule of InvestmentsPictet AI Enhanced US Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6% (continued)	Shares	Value
Internet - 10.8% (continued)
AppLovin Corp. - Class A (a)	93	$ 47,916
Meta Platforms, Inc. - Class A	2,156	1,214,453
Netflix, Inc. (a)	4,987	356,072
Uber Technologies, Inc. (a)	933	67,325
		7,831,295

Leisure Time - 0.0% (b)
Carnival Corp. Ltd.	1,236	35,313

Lodging - 0.9%
Marriott International, Inc./MD - Class A	1,690	626,297

Machinery - Construction & Mining - 3.1%
Caterpillar, Inc.	910	969,059
GE Vernova, Inc.	833	978,658
Vertiv Holdings Co. - Class A	844	282,588
		2,230,305

Machinery - Diversified - 0.3%
Deere & Co.	177	112,276
Otis Worldwide Corp.	1,068	76,469
		188,745

Media - 0.2%
Walt Disney Co.	547	52,649
Warner Bros Discovery, Inc. (a)	3,017	80,433
		133,082

Mining - 0.3%
Freeport-McMoRan, Inc.	582	36,602
Newmont Corp.	1,760	164,384
		200,986

Miscellaneous Manufacturer - 1.4%
Illinois Tool Works, Inc.	1,588	429,506
Parker-Hannifin Corp.	616	602,522
		1,032,028

Oil & Gas - 1.2%
Chevron Corp.	483	80,062
Exxon Mobil Corp.	2,254	308,167
Marathon Petroleum Corp.	964	246,466
Phillips 66	1,223	206,748
		841,443

Pharmaceuticals - 4.4%
AbbVie, Inc.	1,927	484,910
Bristol-Myers Squibb Co.	9,711	559,548
CVS Health Corp.	1,115	115,347
Eli Lilly & Co.	1,214	1,456,108
Johnson & Johnson	2,397	608,766
		3,224,679

Schedule of InvestmentsPictet AI Enhanced US Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6% (continued)	Shares	Value
Pipelines - 0.7%
Kinder Morgan, Inc.	11,548	$ 369,189
Targa Resources Corp.	578	154,985
		524,174

REITs - 1.1%
Equinix, Inc.	548	571,230
Iron Mountain, Inc.	845	106,732
Prologis, Inc.	319	43,215
VICI Properties, Inc. - Class A	3,003	79,729
		800,906

Retail - 4.4%
Chipotle Mexican Grill, Inc. - Class A (a)	6,477	220,218
Costco Wholesale Corp.	516	482,703
Home Depot, Inc. (The)	380	134,018
Lowe’s Cos., Inc.	625	137,806
McDonald’s Corp.	2,018	545,486
O’Reilly Automotive, Inc. (a)	4,709	433,652
TJX Cos., Inc. (The)	4,914	744,471
Tractor Supply Co.	7,697	243,302
Walmart, Inc.	2,335	264,462
		3,206,118

Semiconductors - 19.9%
Advanced Micro Devices, Inc. (a)	1,876	1,089,787
Analog Devices, Inc.	896	355,864
Applied Materials, Inc.	1,346	973,158
Broadcom, Inc.	5,564	2,101,801
Intel Corp. (a)	4,982	695,637
KLA Corp.	1,205	363,561
Lam Research Corp.	1,602	694,195
Marvell Technology, Inc.	455	135,540
Microchip Technology, Inc.	2,871	261,835
Micron Technology, Inc.	1,246	1,438,245
Monolithic Power Systems, Inc.	331	457,561
NVIDIA Corp.	26,340	5,270,371
Teradyne, Inc.	299	144,668
Texas Instruments, Inc.	1,648	491,219
		14,473,442

Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	62	17,353

Software - 7.3%
Autodesk, Inc. (a)	277	53,854
Broadridge Financial Solutions, Inc.	2,813	385,240
Datadog, Inc. - Class A (a)	118	30,723
Electronic Arts, Inc.	279	57,206
Intuit, Inc.	2,118	552,798
Microsoft Corp.	8,249	3,077,042
MSCI, Inc. - Class A	279	156,251

Schedule of InvestmentsPictet AI Enhanced US Equity ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6% (continued)	Shares	Value
Software - 7.3% (continued)
Oracle Corp.	1,919	$ 281,229
Palantir Technologies, Inc. - Class A (a)	2,338	272,775
PTC, Inc. (a)	1,055	119,859
Salesforce, Inc.	1,134	177,652
Take-Two Interactive Software, Inc. (a)	589	147,238
Tyler Technologies, Inc. (a)	91	26,614
		5,338,481

Telecommunications - 2.2%
Arista Networks, Inc. (a)	822	139,641
AT&T, Inc.	3,413	70,649
Ciena Corp. (a)	545	267,355
Cisco Systems, Inc.	293	34,416
Motorola Solutions, Inc.	244	101,331
T-Mobile US, Inc.	2,059	345,356
Verizon Communications, Inc.	15,996	677,271
		1,636,019

Transportation - 0.1%
Norfolk Southern Corp.	279	87,771

TOTAL COMMON STOCKS (Cost $67,412,399)		72,520,267

SHORT-TERM INVESTMENTS - 0.2%	Principal
Time Deposits - 0.2%
JPMorgan Chase, New York, 2.97%, 07/01/2026	USD138,153	138,153
TOTAL SHORT-TERM INVESTMENTS (Cost $138,153)		138,153

TOTAL INVESTMENTS - 99.8% (Cost $67,550,552)		72,658,420
Other Assets in Excess of Liabilities - 0.2%		141,322
TOTAL NET ASSETS - 100.0%		$72,799,742

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

(a)Non-income producing security.

(b)Less than 0.05%.

Schedule of InvestmentsPictet Cleaner Planet ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Auto Parts & Equipment - 2.7%
Contemporary Amperex Technology Co. Ltd. - Class H	4,389	$392,892
LG Energy Solution Ltd. (a)	319	74,535
		467,427

Building Materials - 6.3%
Belimo Holding AG	175	197,421
Carrier Global Corp.	2,676	196,285
Cie de Saint-Gobain S.A.	1,739	157,386
Masco Corp.	1,313	106,839
Trane Technologies PLC	931	457,270
		1,115,201

Chemicals - 6.0%
Ecolab, Inc.	2,362	658,077
Linde PLC	375	194,602
Novonesis Novozymes B	3,165	199,882
		1,052,561

Commercial Services - 2.4%
Quanta Services, Inc.	226	162,729
United Rentals, Inc.	234	265,096
		427,825

Distribution & Wholesale - 0.7%
Core & Main, Inc. - Class A (a)	2,663	128,490

Electric - 4.2%
Iberdrola S.A.	18,120	452,450
NextEra Energy, Inc.	1,819	159,654
RWE AG	1,829	118,398
		730,502

Electrical Components & Equipment - 6.1%
Eaton Corp. PLC	731	311,494
Legrand S.A.	969	163,631
Littelfuse, Inc.	162	73,763
Schneider Electric SE	1,613	526,318
		1,075,206

Electronics - 1.6%
Coherent Corp. (a)	292	115,185
nVent Electric PLC	932	158,077
		273,262

Energy - Alternate Sources - 1.8%
First Solar, Inc. (a)	848	200,094
Nextpower, Inc. - Class A (a)	996	118,664
		318,758

Schedule of InvestmentsPictet Cleaner Planet ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6% (continued)	Shares	Value
Engineering & Construction - 1.4%
SPIE S.A.	2,756	$ 158,807
WSP Global, Inc.	666	82,549
		241,356

Environmental Control - 6.2%
GFL Environmental, Inc.	4,238	155,916
Republic Services, Inc. - Class A	2,293	488,592
Sweco AB - Class B	6,201	81,436
Tetra Tech, Inc.	4,737	136,852
Veralto Corp.	1,471	130,448
Waste Management, Inc.	467	104,085
		1,097,329

Food - 0.6%
Sprouts Farmers Market, Inc. (a)	1,328	112,322

Healthcare - Products - 1.9%
Agilent Technologies, Inc.	1,370	181,977
Thermo Fisher Scientific, Inc.	298	149,405
		331,382

Machinery - Construction & Mining - 3.4%
Hitachi Ltd.	6,800	187,065
Hyosung Heavy Industries Corp.	39	86,544
Vertiv Holdings Co. - Class A	990	331,472
		605,081

Machinery - Diversified - 4.0%
Ingersoll Rand, Inc.	1,555	127,494
Keyence Corp.	228	113,716
Rockwell Automation, Inc.	277	137,137
Xylem, Inc./NY	2,808	331,934
		710,281

Miscellaneous Manufacturer - 1.4%
Siemens AG	782	251,365

Packaging & Containers - 1.8%
Packaging Corp. of America	911	217,073
SIG Group AG (a)	5,747	96,395
		313,468

REITs - 0.5%
Digital Realty Trust, Inc.	498	89,431

Semiconductors - 38.8%
Analog Devices, Inc.	797	316,545
Applied Materials, Inc.	1,593	1,151,739
ASM International NV	199	227,630
ASML Holding NV	496	976,166
Broadcom, Inc.	1,277	482,387

Schedule of InvestmentsPictet Cleaner Planet ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6% (continued)	Shares	Value
Semiconductors - 38.8% (continued)
Infineon Technologies AG	6,022	$ 562,294
KLA Corp.	885	267,013
Lam Research Corp.	903	391,297
Marvell Technology, Inc.	1,683	501,349
Monolithic Power Systems, Inc.	51	70,500
NVIDIA Corp.	924	184,883
NXP Semiconductors NV	1,594	447,962
ON Semiconductor Corp. (a)	2,417	228,503
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,765	842,911
Tokyo Electron Ltd.	356	168,992
		6,820,171

Software - 6.7%
Autodesk, Inc. (a)	1,256	244,192
Cadence Design Systems, Inc. (a)	1,587	595,633
SAP SE	886	135,737
Synopsys, Inc. (a)	443	197,609
		1,173,171

Telecommunications - 1.1%
Arista Networks, Inc. (a)	1,122	190,605

TOTAL COMMON STOCKS (Cost $14,206,220)		17,525,194

SHORT-TERM INVESTMENTS - 0.4%	Principal
Time Deposits - 0.4%
ANZ, Hong Kong, 1.76%, 07/02/2026	HKD15	2
Brown Brothers Harriman & Co., New York, 0.58%, 07/01/2026	SEK6	1
Citibank, London, 1.13%, 07/01/2026	EUR5,359	6,127
Citibank, London, 2.67%, 07/01/2026	GBP668	886
JPMorgan Chase, New York, 2.97%, 07/01/2026	USD52,459	52,459
Skandinaviska Enskilda Banken AB, Stockholm, (1.14)%, 07/01/2026	CHF2,005	2,486
Skandinaviska Enskilda Banken AB, Stockholm, 0.70%, 07/01/2026	DKK10,818	1,655
Sumitomo Mitsui Banking Corp., Tokyo, 0.24%, 07/01/2026	JPY178	1
TOTAL SHORT-TERM INVESTMENTS (Cost $63,617)		63,617

TOTAL INVESTMENTS - 100.0% (Cost $14,269,837)		17,588,811
Liabilities in Excess of Other Assets - (0.0)% (b)		(14)
TOTAL NET ASSETS - 100.0%		$17,588,797

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

PLC - Public Limited Company

Schedule of InvestmentsPictet Cleaner Planet ETF

June 30, 2026 (Unaudited)

REIT - Real Estate Investment Trust

SEK - Swedish Krona

USD - United States Dollar

(a)Non-income producing security.

(b)Less than 0.05%.

Schedule of InvestmentsPictet Emerging Markets Debt ETF

June 30, 2026 (Unaudited)

GOVERNMENT BONDS - 74.6%	Principal	Value
Banks - 1.1%
Bank Gospodarstwa Krajowego, 6.25%, 07/09/2054	200,000	$205,163

Sovereign - 73.5%
Angolan Government International Bond
9.24%, 01/15/2031	218,000	225,765
9.88%, 03/31/2037	221,000	227,954
Argentine Republic Government International Bond
3.50%, 07/30/2026(a),(b)	319,821	239,772
4.13%, 07/30/2026(a),(b)	734,605	580,928
Benin Government International Bond, 8.38%, 01/23/2041	200,000	216,402
Bolivian Government International Bond, 9.45%, 04/14/2031(a)	200,000	205,196
Brazilian Government International Bond
6.13%, 03/15/2034	240,000	241,458
6.25%, 03/18/2031	230,000	238,084
Colombia Government International Bond
5.63%, 08/26/2043(a)	200,000	172,575
6.50%, 08/26/2038(a)	100,000	120,387
7.38%, 09/18/2037	440,000	466,880
Dominican Republic International Bond
5.88%, 01/30/2060	150,000	132,665
6.95%, 12/15/2036(a)	150,000	159,325
7.45%, 04/30/2044	150,000	163,174
Ecuador Government International Bond
5.00%, 07/31/2040(b)	109,887	92,169
8.75%, 01/29/2034	400,000	403,465
9.25%, 01/29/2039	200,000	205,159
Egypt Government International Bond
7.30%, 09/30/2033	200,000	199,886
8.50%, 01/31/2047	548,000	536,555
Ghana Government International Bond, 5.00%, 07/03/2035(b)	330,257	307,365
Guatemala Government Bond
6.55%, 11/06/2036(a)	240,000	255,723
7.05%, 07/04/2032(a)	442,000	477,531
Ivory Coast Government International Bond
6.63%, 03/22/2048	100,000	110,629
8.08%, 04/01/2036	214,000	234,614
8.25%, 01/30/2037	213,000	236,294
Lebanon Government International Bond
6.00%, 01/27/2023(c)	210,000	51,960
6.60%, 11/27/2026(c)	221,000	55,626
6.65%, 04/22/2024(c)	220,000	54,357
8.25%, 04/12/2021(c)	240,000	64,306
Mexico Government International Bond
5.75%, 10/12/2110	238,000	194,477
6.75%, 08/09/2055(a)	200,000	196,236
Mongolia Government International Bond, 6.63%, 02/25/2030	200,000	205,871
Nigeria Government International Bond
8.75%, 01/21/2031	233,000	249,770
10.38%, 12/09/2034	413,000	490,697
Pakistan Government International Bond, 8.88%, 04/08/2051	208,000	210,531

Schedule of InvestmentsPictet Emerging Markets Debt ETF

June 30, 2026 (Unaudited)

GOVERNMENT BONDS - 74.6% (continued)	Principal	Value
Sovereign - 73.5% (continued)
Panama Government International Bond
2.25%, 06/29/2032(a)	200,000	$ 168,128
4.50%, 10/01/2055(a)	200,000	156,383
7.88%, 09/01/2056(a)	200,000	242,186
8.00%, 12/01/2037(a)	200,000	235,883
Republic of Kenya Government International Bond
7.88%, 10/09/2033	200,000	201,390
9.50%, 03/05/2036	400,000	424,601
Republic of South Africa Government International Bond
6.30%, 06/22/2048	200,000	183,307
7.10%, 11/19/2036	200,000	214,835
7.30%, 04/20/2052	255,000	257,628
7.95%, 11/19/2054	240,000	258,979
Republic of Uzbekistan International Bond, 7.85%, 10/12/2028	213,000	225,390
Romanian Government International Bond
5.75%, 07/04/2036	218,000	208,793
6.13%, 01/22/2044	222,000	211,338
6.38%, 01/30/2034	196,000	198,774
Sri Lanka Government International Bond, 3.35%, 03/15/2033(b)	195,000	187,002
Turkiye Government International Bond
5.25%, 03/13/2030	230,000	223,022
9.38%, 03/14/2029	205,000	222,661
9.38%, 01/19/2033	200,000	227,835
Ukraine Government International Bond
0.00%, 02/01/2035(b)	81,305	48,929
4.00%, 02/01/2032(b)	243,247	201,414
4.50%, 02/01/2035(b)	391,348	271,584
Venezuela Government International Bond
7.00%, 03/31/2038(c)	90,000	39,817
9.25%, 09/15/2027(c)	90,000	44,563
9.38%, 01/13/2034(c)	90,000	44,094
Zambia Government International Bond, 5.75%, 06/30/2033(b)	58,834	58,148
		12,980,470

TOTAL GOVERNMENT BONDS (Cost $13,024,081)		13,185,633

CORPORATE BONDS - 20.8%
Banks - 1.2%
Banco Davivienda S.A., 8.13%, 07/02/2030(a)	200,000	207,154

Commercial Services - 1.0%
Adani Ports & Special Economic Zone Ltd., 3.83%, 08/02/2031(a)	200,000	182,575

Electric - 4.9%
Comision Federal de Electricidad
6.13%, 06/16/2045	200,000	182,057
6.45%, 10/24/2034(a)	200,000	200,139
6.50%, 10/28/2050(a)	200,000	195,072

Schedule of InvestmentsPictet Emerging Markets Debt ETF

June 30, 2026 (Unaudited)

CORPORATE BONDS - 20.8% (continued)	Principal	Value
Electric - 4.9% (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 12/30/2049(a)	200,000	$138,640
4.38%, 02/05/2050	200,000	148,573
		864,481
Engineering & Construction - 1.0%
Aeropuerto Internacional de Tocumen S.A., 5.13%, 08/11/2060(a)	200,000	169,703

Investment Companies - 1.0%
Gaci First Investment Co., 5.38%, 04/13/2122(a)	200,000	168,606

Mining - 2.2%
Corp. Nacional del Cobre de Chile, 5.53%, 10/30/2036(a)	200,000	196,962
Stillwater Mining Co., 4.50%, 07/30/2026(a)	210,000	201,329
		398,291

Oil & Gas - 7.2%
Ecopetrol S.A.
7.38%, 09/18/2043	116,000	114,575
8.88%, 10/13/2032(a)	101,000	110,716
Empresa Nacional del Petroleo, 5.95%, 04/30/2034(a)	200,000	204,423
Petroleos de Venezuela S.A.
9.00%, 11/17/2021(c)	149,000	64,718
9.75%, 05/17/2035(c)	50,000	22,217
12.75%, 02/17/2022(c)	110,000	55,746
Petroleos Mexicanos
6.38%, 01/23/2045	151,000	128,609
6.75%, 09/21/2047	150,000	128,311
8.75%, 04/02/2029(a)	116,093	124,246
Saudi Arabian Oil Co.
3.25%, 05/24/2050(a)	200,000	130,636
6.00%, 08/02/2055(a)	200,000	193,967
		1,278,164

Telecommunications - 1.2%
Sable International Finance Ltd., 7.13%, 10/15/2027(a)	210,000	208,911

Trucking & Leasing - 1.1%
DAE Funding LLC, 4.95%, 11/15/2032(a)	200,000	192,733

TOTAL CORPORATE BONDS (Cost $3,698,215)		3,670,618

SHORT-TERM INVESTMENTS - 2.0%
Time Deposits - 2.0%
Citibank, London, 1.13%, 07/01/2026	EUR137	156
Citibank, New York, 2.97%, 07/01/2026	USD347,661	347,661
TOTAL SHORT-TERM INVESTMENTS (Cost $347,817)		347,817

TOTAL INVESTMENTS - 97.4% (Cost $17,070,113)		17,204,068
Other Assets in Excess of Liabilities - 2.6%		465,544
TOTAL NET ASSETS - 100.0%		$17,669,612

Schedule of InvestmentsPictet Emerging Markets Debt ETF

June 30, 2026 (Unaudited)

Percentages are stated as a percent of net assets.

EUR - Euro

USD - United States Dollar

(a)Indicates a callable security. Maturity date represents next call date.

(b)Step Bond.

(c)Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.

The following is a summary of Forward Currency Contracts Outstanding as of June 30, 2026:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
7/24/2026	EUR	210,432	USD	244,586	Brown Brothers Harriman & Co.	$(3,772)
7/24/2026	USD	253,194	EUR	215,314	Brown Brothers Harriman & Co.	6,793
7/24/2026	USD	111,502	EUR	94,603	Brown Brothers Harriman & Co.	3,241
7/24/2026	USD	124,497	EUR	106,616	Brown Brothers Harriman & Co.	2,488
Net Unrealized Appreciation						$8,750

The following is a summary of Future Contracts Outstanding as of June 30, 2026:

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	(22)	9/21/2026	$2,406,758	$(10,836)
Net Unrealized (Depreciation)				$(10,836)

Schedule of InvestmentsPictet Emerging Markets Rising Economies ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Auto Manufacturers - 1.1%
Tata Motors Ltd.	49,937	$223,680

Auto Parts & Equipment - 1.4%
Marcopolo S.A. - Class Preference (a)	265,000	306,678

Banks - 27.3%
Absa Group Ltd.	28,537	396,837
Akbank TAS	81,937	135,228
Banco Bradesco S.A. - Class Preference	78,755	275,402
Banco Santander Brasil S.A. (a)	54,432	281,838
Canara Bank	52,305	69,590
CIMB Group Holdings Bhd	271,704	493,765
Credicorp Ltd.	1,955	761,629
Gentera SAB de CV (a)	26,779	58,083
Grupo Cibest S.A. - Class Preference	8,626	169,117
Grupo Financiero Banorte SAB de CV - Class O	65,214	691,187
Halyk Savings Bank of Kazakhstan JSC - GDR (a)	8,272	247,746
Ho Chi Minh City Development Joint Stock Commercial Bank (a)	72,162	70,896
Itau Unibanco Holding S.A. - Class Preference	62,364	508,219
Karur Vysya Bank Ltd. (The) (a)	21,369	66,709
Military Commercial Joint Stock Bank	198,100	189,732
Punjab National Bank	83,887	94,549
Saudi National Bank (The)	45,744	470,686
Standard Bank Group Ltd.	25,305	498,797
Vietnam Prosperity JSC Bank (a)	186,577	191,459
Yapi ve Kredi Bankasi AS (a)	75,543	64,993
		5,736,462

Chemicals - 3.0%
Sasol Ltd. (a)	15,347	151,373
Sociedad Quimica y Minera de Chile S.A. - ADR	6,381	472,449
		623,822

Commercial Services - 2.8%
Bidvest Group Ltd.	6,902	100,843
International Container Terminal Services, Inc.	25,417	368,603
Localiza Rent a Car S.A.	14,147	113,538
		582,984

Computers - 4.8%
Infosys Ltd. - ADR	51,736	542,711
Wipro Ltd. - ADR (a)	206,397	464,393
		1,007,104

Diversified Financial Services - 4.9%
B3 S.A. - Brasil Bolsa Balcao	73,874	207,380
Banco BTG Pactual S.A.	44,680	466,917
LIC Housing Finance Ltd.	12,809	76,319
Muthoot Finance Ltd.	1,646	52,097
REC Ltd.	30,037	115,441
XP, Inc. - Class A	6,494	105,592
		1,023,746

Schedule of InvestmentsPictet Emerging Markets Rising Economies ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 97.9% (continued)	Shares	Value
Electric - 1.4%
Compania Paranaense de Energia - Copel	39,316	$ 114,090
Eneva S.A. (a)	21,100	108,925
Pampa Energia S.A. - ADR (a)	1,005	82,541
		305,556

Electrical Components & Equipment - 2.1%
KEI Industries Ltd.	3,507	199,508
Polycab India Ltd.	1,284	135,238
Suzlon Energy Ltd. (a)	181,177	112,812
		447,558

Engineering & Construction - 0.9%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	7,420	187,647

Food - 1.7%
BIM Birlesik Magazalar AS	20,795	162,797
Masan Group Corp. (a)	19,800	54,257
Shoprite Holdings Ltd.	8,208	147,734
		364,788

Healthcare - Services - 0.5%
Rede D’Or Sao Luiz S.A. - 144A	16,644	111,615

Insurance - 1.4%
BB Seguridade Participacoes S.A.	16,656	126,048
Caixa Seguridade Participacoes S/A	44,280	168,618
		294,666

Internet - 4.5%
Eternal Ltd. (a)	132,913	372,375
Naspers Ltd. - Class N	11,305	566,022
		938,397

Leisure Time - 1.1%
Bajaj Auto Ltd.	2,256	230,989

Machinery - Construction & Mining - 0.3%
Siemens Energy India Ltd.	1,782	69,843

Mining - 16.4%
Anglogold Ashanti PLC	4,460	361,325
Fresnillo PLC	4,887	177,789
Gold Fields Ltd.	16,809	565,035
Harmony Gold Mining Co. Ltd.	14,595	222,620
Hindustan Zinc Ltd. (a)	8,329	46,978
Impala Platinum Holdings Ltd.	17,327	181,833
Industrias Penoles SAB de CV	4,730	206,616
NAC Kazatomprom JSC - GDR (a)	6,994	480,488
National Aluminium Co. Ltd.	83,152	298,845
NMDC Ltd.	53,549	48,198
Northam Platinum Holdings Ltd.	6,044	86,995

Schedule of InvestmentsPictet Emerging Markets Rising Economies ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 97.9% (continued)	Shares	Value
Mining - 16.4% (continued)
Pan African Resources PLC (a)	31,602	$ 40,056
Sibanye Stillwater Ltd.	54,842	116,510
Valterra Platinum Ltd.	5,051	340,966
Vedanta Aluminium Metal Ltd. (a)	37,009	176,133
Vedanta Ltd.	36,426	108,133
		3,458,520

Miscellaneous Manufacturer - 0.5%
Hoa Phat Group JSC	122,800	108,745

Oil & Gas - 5.1%
Petroleo Brasileiro S.A. - Petrobras - Class Preference	54,987	401,570
PRIO S.A./Brazil (a)	25,037	252,259
Turkiye Petrol Rafinerileri AS	20,704	100,956
Vibra Energia S.A.	17,200	99,326
YPF S.A. - ADR (a)	4,695	213,482
		1,067,593

Pharmaceuticals - 3.0%
Glenmark Pharmaceuticals Ltd. (a)	3,285	76,591
JB Chemicals & Pharmaceuticals Ltd. (a)	17,387	422,650
Lupin Ltd.	5,574	142,490
		641,731

Real Estate - 5.1%
Aldar Properties PJSC	95,588	215,498
Allos S.A. (a)	56,725	307,519
Emaar Development PJSC	14,407	54,211
Emaar Properties PJSC	151,062	490,275
		1,067,503

REITs - 0.6%
Fibra Uno Administracion S.A. de CV - Class REIT	68,700	118,145

Retail - 2.2%
Abu Dhabi National Oil Co. for Distribution PJSC	61,446	65,583
Clicks Group Ltd.	4,404	61,121
Jarir Marketing Co.	17,783	79,326
Mobile World Investment Corp. (a)	86,520	256,816
		462,846

Software - 1.1%
Tech Mahindra Ltd.	11,392	169,149
TOTVS S.A.	11,580	64,210
		233,359

Telecommunications - 4.2%
America Movil SAB de CV	406,508	528,789
Emirates Integrated Telecommunications Co. PJSC (a)	29,768	92,398
Mobile Telecommunications Co. KSCP	61,248	120,598

Schedule of InvestmentsPictet Emerging Markets Rising Economies ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 97.9% (continued)	Shares	Value
Telecommunications - 4.2% (continued)
Ooredoo QPSC	25,935	$ 94,380
TIM S.A./Brazil	12,831	54,215
		890,380

Water - 0.5%
Compania de Saneamento Basico do Estado de Sao Paulo SABESP	18,505	105,969

TOTAL COMMON STOCKS (Cost $22,145,967)		20,610,326

SHORT-TERM INVESTMENTS - 1.5%	Principal
Time Deposits - 1.5%
Sumitomo Trust Bank, London, 2.97%, 07/01/2026	USD313,259	313,259
TOTAL SHORT-TERM INVESTMENTS (Cost $313,259)		313,259

TOTAL INVESTMENTS - 99.4% (Cost $22,459,226)		20,923,585
Other Assets in Excess of Liabilities - 0.6%		122,071
TOTAL NET ASSETS - 100.0%		$21,045,656

Percentages are stated as a percent of net assets.

144A  -Securities exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

(a)Non-income producing security.